14. Financial assets at amortized cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfFinancialAssetsAtAmortizedCostLineItems [Line Items]
Current	$ 1,208,770	$ 16,978
Government bonds
SummaryOfFinancialAssetsAtAmortizedCostLineItems [Line Items]
Current	0	16,978
Time deposits
SummaryOfFinancialAssetsAtAmortizedCostLineItems [Line Items]
Current	$ 1,208,770	$ 0